SHARE BASED COMPENSATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 29, 2025	May 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 10, 2021	Sep. 26, 2021
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding (in shares)			7,556,434	7,210,742
Options Outstanding, Weighted Average Exercise Price (in dollars per share)			$ 0.44	$ 0.49
Options Outstanding, Weighted Average Remaining Contractual Term (Year)			7 years 29 days
Options Outstanding, Intrinsic Value			$ 8,600
Options Vested, Number of Shares (in shares)			5,204,064
Options Vested in Period, Weighted Average Exercise Price (in dollars per share)			$ 0.43
Option, Vested in Period, Weighted Average Remaining Contractual Term (Year)			6 years 7 months 9 days
Options Vested Intrinsic Value			$ 6,800
Options Grants in Period, Gross (in shares)	3,448	833,588	837,036
Options Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 8.70	$ 2.11	$ 2.14
Expiration Period (Year)	10 years	10 years
Vesting Period (Year)	4 years	4 years
Unrecognized stock-based compensation cost			$ 1,600
Unrecognized stock-based compensation cost, Period (Year)			2 years 6 months 7 days
The 2021 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Authorized (in shares)					18,000,000	8,394,360